Accounts and Other Receivables - Components of Accounts and Other Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Trade receivables	$ 194.5	$ 169.6
Other receivables and advances	5.9	4.8
Provision for doubtful trade debts	(0.9)	(1.1)	$ (0.8)	$ (1.0)
Total accounts and other receivables	$ 199.5	$ 173.3